Oppenheimer AMT-Free Municipals	Oppenheimer Main Street Small- & Mid-Cap Fund®
Oppenheimer California Municipal Fund	Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Appreciation Fund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Cash Reserves	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Core Bond Fund	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester® Arizona Municipal Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Rochester® Intermediate Term Municipal Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Equity Fund	Oppenheimer Rochester® Limited Term Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester® Maryland Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® Massachusetts Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester® Michigan Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester® Minnesota Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester® National Municipals
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester® North Carolina Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester® Ohio Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester® Short Term Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester® Virginia Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Select Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer International Small Company Fund	Oppenheimer Short Duration Fund
Oppenheimer International Value Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Main Street Fund®	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Main Street Select Fund®	Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Oppenheimer Main Street Small Cap Fund®	Oppenheimer Value Fund

Statement of Additional Information Supplement dated September 6, 2013

This supplement amends the Statement of Additional Information ("SAI") of each of the above referenced funds (each a "Fund") and is in addition to any other supplements.

Section II.A of Appendix A to the Statement of Additional Information, titled “Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers,” is revised as follows:

The last four bullet-points of Section II.A are deleted and replaced in their entirety with the following, including the appended footnote:

•	Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.*
•	Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.*
•	Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund may exchange.*
•	Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.*

* The availability of this Class A shares sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

September 6, 2013	PX0000.063